Equity	12 Months Ended
Feb. 28, 2025
Equity [Abstract]
Equity

11 Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on May 31, 2024 with an authorized share capital of US$50,000 divided into 50,000,000 ordinary shares, par value US$0.001 per share.

FAST TRACK GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS